SHAREHOLDERS' EQUITY - 2018 Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jun. 09, 2021	Dec. 31, 2020	Dec. 01, 2020	Nov. 22, 2019	May 24, 2019
Class of Warrant or Right [Line Items]
Number of warrants issued				16,357,703
Common share purchase warrants per unit		1		1
Warrant exercise price		$ 7.55		$ 0.78	$ 1.90
Balance at the beginning	$ 56
Loss on revaluation	14
Reclassification warrant fair value at exercise to equity	$ (70)
2018 Warrants
Class of Warrant or Right [Line Items]
Number of warrants issued			49,000
Warrant exercise price						$ 0.50
Warrants exercised	44,600
Warrants expired	4,400